UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	5/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2008, through May 31, 2009.

While most financial markets went on a wild ride during the fund’s reporting period, money market yields generally moved in one direction — down — trending alongside short-term interest rates to historical lows. The Federal Reserve Board’s target of 0% to 0.25% for the overnight federal funds rate along with historic levels of demand for “cash” have served as anchors for money market yields in a domestic economy that has struggled with a 6.3% annualized contraction over the fourth quarter of 2008 and a 5.7% revised estimate of economic contraction during the first quarter of 2009.

The stock and bond markets’ enormous swings have caused investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy while still being considerate of your current liquid asset needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, Dreyfus New Jersey Municipal Money Market Fund produced an annualized yield of 0.51%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.51%.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) slashed short-term interest rates to combat a faltering U.S. economy and an ongoing financial crisis.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Money Market Yields Plunged During the Downturn

By the time the reporting period began, economic conditions had deteriorated sharply as a result of weakness in housing markets, rising unemployment and declining consumer confidence, plunging the U.S. economy into its longest recession since the 1930s. In response, the Fed implemented several reductions in the overnight federal funds rate, which began the reporting period at just 1%.

In addition, a credit crisis escalated into a full-blown global financial crisis after the bankruptcy of investment bank Lehman Brothers in September 2008. Dealers and insurers of municipal money market instruments were punished during the crisis by severe investment losses. These developments caused dislocations among some short-term money market instruments and a surge in redemptions from some funds. In an effort to restore investor confidence, the U.S. Department of the Treasury initiated theTemporary Guarantee Program for Money Market Funds. Such measures calmed investors, and yields among affected instruments returned to normalized levels. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

After the start of the reporting period, the Fed continued its attempts to restore stability to the credit markets with massive injections of liquidity and an additional rate cut, which drove the Fed’s target range for the federal funds rate to a record low of between 0% and 0.25% by the end of 2008.As a result, money market yields fell to historically low levels.

The financial crisis and economic downturn put severe pressure on the fiscal conditions of many states and municipalities, which faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. New Jersey was particularly hard-hit by job losses among its residents who worked in the financial services industry.

Amid Turmoil, a Focus on Quality and Liquidity

We focused throughout the reporting period on direct-obligation, high-quality municipal securities that have been independently approved for the fund by our credit analysts. We generally avoided money market instruments from New Jersey issuers that we regarded as vulnerable to the state’s budget problems.

We set the fund’s weighted average maturity in a range that was shorter than industry averages in case of unexpected liquidity needs. However, yield differences have remained relatively narrow along the market’s maturity range, so this conservative positioning did not detract materially from the fund’s performance.

Preserving Capital Is Our Priority

Continued risk aversion among investors has created a bifurcated mar-ket.Yields of money market instruments from New Jersey issuers with questionable credit profiles generally have been higher than yields from issuers who are relatively insulated from the downturn. Nonetheless, we believe the prudent course is to refrain from chasing higher yields, instead maintaining a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

June 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009

Expenses paid per $1,000†	$3.15
Ending value (after expenses)	$1,022.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

Expenses paid per $1,000†	$3.18
Ending value (after expenses)	$1,021.79

† Expenses are equal to the fund’s annualized expense ratio of .63%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.7%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—97.3%
Bergen County Improvement
Authority, MFHR (Kentshire
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.28	6/7/09	21,000,000	[a]	21,000,000
Camden County Improvement
Authority, County Guaranteed
LR, Refunding	3.00	12/1/09	2,235,000		2,257,117
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank NA)	0.29	6/7/09	12,760,000	[a]	12,760,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.62	6/7/09	6,945,000	[a,b]	6,945,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank NA)	0.39	6/7/09	1,900,000	[a]	1,900,000
Camden County Industrial
Development Authority, Senior
Redevelopment Revenue
(Harvest Village Project)
(LOC; JPMorgan Chase Bank)	0.13	6/1/09	8,000,000	[a]	8,000,000
Delaware River and Bay Authority,
Revenue, Refunding
(LOC; TD Bank)	0.07	6/7/09	1,200,000	[a]	1,200,000
Essex County Improvement
Authority, Revenue (Jewish
Community Center of MetroWest,
Inc. Project) (LOC; Wachovia Bank)	0.30	6/7/09	500,000	[a]	500,000
Greater Egg Harbor Regional High
School District, Temporary Notes	3.50	8/26/09	2,000,000		2,002,338
Haddonfield Borough,
Water and Sewer Utility Revenue	3.50	7/15/09	230,000		230,409
Highland Park Borough,
GO Notes (Insured; FSA)	3.13	6/15/09	375,000		375,184
Hopatcong Borough,
GO Notes, BAN	2.50	9/18/09	4,758,195		4,764,177

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Jefferson Township,
GO Notes, BAN	2.25	7/1/09	3,135,973		3,136,605
Long Branch,
GO Notes, BAN	2.25	8/14/09	1,100,000		1,100,283
Mercer County Improvement
Authority, Revenue (Children’s
Home Society Project)
(LOC; Wachovia Bank)	0.50	6/7/09	355,000	[a]	355,000
Middlesex County,
GO Notes	3.25	6/1/09	950,000		950,000
Morristown,
GO Notes, BAN	3.00	6/16/09	5,775,000		5,777,107
New Jersey,
COP (Equipment Lease
Purchase Agreement)	5.00	6/15/09	2,000,000		2,002,813
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/09	1,250,000		1,251,458
New Jersey Economic Development
Authority, EDR (Duke Farms
Foundation Project) (LOC;
Northern Trust Company)	0.10	6/1/09	6,000,000	[a]	6,000,000
New Jersey Economic Development
Authority, EDR (Fisk Alloy
Wire Inc. and Affiliates
Project) (LOC; Wachovia Bank)	0.60	6/7/09	510,000	[a]	510,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project)
(LOC; Wachovia Bank)	0.60	6/7/09	1,850,000	[a]	1,850,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wachovia Bank)	0.60	6/7/09	100,000	[a]	100,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project)
(LOC; Wachovia Bank)	0.60	6/7/09	1,115,000	[a]	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC;
Commerce Bank NA)	0.49	6/7/09	1,320,000	[a]	1,320,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR (RCC Properties, LLC
Project) (LOC; Wachovia Bank)	0.60	6/7/09	1,410,000	[a]	1,410,000
New Jersey Economic Development
Authority, EDR (Saint Peters
Preparatory School Project)
(LOC; Wachovia Bank)	0.50	6/7/09	250,000	[a]	250,000
New Jersey Economic Development
Authority, EDR (Stone
Brothers Secaucus LLC
Project) (LOC; TD Bank)	0.49	6/7/09	2,010,000	[a]	2,010,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank NA)	0.59	6/7/09	1,735,000	[a]	1,735,000
New Jersey Economic Development
Authority, EDR (The Center School
Project) (LOC; Bank of America)	0.35	6/7/09	565,000	[a]	565,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.60	6/7/09	1,785,000	[a]	1,785,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.60	6/7/09	520,000	[a]	520,000
New Jersey Economic Development
Authority, EDR (The Pennington
School Project) (LOC; Citizens
Bank of Pennsylvania)	2.50	6/7/09	1,525,000	[a]	1,525,000
New Jersey Economic Development
Authority, First Mortgage Revenue,
Refunding (Franciscan Oaks
Project) (LOC; Wachovia Bank)	0.30	6/7/09	1,000,000	[a]	1,000,000
New Jersey Economic Development
Authority, IDR, Refunding (VPR
Commerce Center Project)
(LOC; PNC Bank NA)	0.38	6/7/09	1,620,000	[a]	1,620,000
New Jersey Economic Development
Authority, Market Transition Facility
Senior Lien Revenue, Refunding	5.00	7/1/09	12,370,000		12,405,048

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Applewood
Estates Project) (LOC;
Commerce Bank NA)	0.20	6/7/09	1,275,000	[a]	1,275,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	0.60	6/7/09	1,755,000	[a]	1,755,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and Rehabilitation
Center and Eastern Shore Nursing
and Rehabilitation Center Projects)
(LOC; Bank of America)	0.35	6/7/09	5,275,000	[a]	5,275,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and Rehabilitation
Center and Eastern Shore Nursing
and Rehabilitation Center Projects)
(LOC; Bank of America)	0.35	6/7/09	4,210,000	[a]	4,210,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC;
Wachovia Bank)	0.45	6/7/09	1,200,000	[a]	1,200,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	0.50	6/7/09	480,000	[a]	480,000
New Jersey Economic Development
Authority, Revenue (Crane’s
Mill Project) (LOC; TD Bank)	0.25	6/7/09	400,000	[a]	400,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.54	6/7/09	2,010,000	[a]	2,010,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	0.55	6/7/09	530,000	[a]	530,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic
Development Authority,
Revenue (Melrich Road
Development Company, LLC
Project) (LOC; Wachovia Bank)	0.60	6/7/09	270,000	[a]	270,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.60	6/7/09	2,000,000	[a]	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.49	6/7/09	2,385,000	[a]	2,385,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC;
Commerce Bank NA)	0.39	6/7/09	3,580,000	[a]	3,580,000
New Jersey Economic Development
Authority, Revenue (Stuart
Country Day School of the
Sacred Heart, Princeton, Inc.
Project) (LOC; Allied Irish Banks)	0.75	6/7/09	2,325,000	[a]	2,325,000
New Jersey Economic Development
Authority, Revenue (The Cooper
Health System Project)
(LOC; TD Bank)	0.25	6/7/09	6,400,000	[a]	6,400,000
New Jersey Economic Development
Authority, Revenue (The Hun
School of Princeton Project)
(LOC; Allied Irish Banks)	1.09	6/7/09	100,000	[a]	100,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	0.25	6/7/09	5,260,000	[a]	5,260,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride, L.P.
Project) (LOC; Wachovia Bank)	0.60	6/7/09	3,885,000	[a]	3,885,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	200,000		201,616

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	2,320,000		2,341,852
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Liquidity
Facility; Bank of America)	0.59	6/7/09	8,100,000	[a,b]	8,100,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Allied Irish Banks)	0.75	6/7/09	30,740,000	[a]	30,740,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Dexia Credit Locale)	1.00	6/7/09	1,530,000	[a]	1,530,000
New Jersey Economic Development
Authority, Senior Care Revenue
(Bayshore Health Care Center
Project) (LOC; KBC Bank)	0.32	6/7/09	1,100,000	[a]	1,100,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	0.40	6/7/09	36,220,000	[a]	36,220,000
New Jersey Economic Development
Authority, Thermal Energy
Facilites Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One NA)	0.35	6/7/09	3,800,000	[a]	3,800,000
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund
Revenue, Refunding	5.00	9/1/09	1,150,000		1,160,832
New Jersey Educational Facilities
Authority, Revenue (Institute
for Defense Analyses Issue) (LOC;
Branch Banking and Trust Co.)	0.35	6/7/09	4,900,000	[a]	4,900,000
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty)	4.00	7/1/09	1,150,000		1,151,805

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	2.90	6/7/09	18,800,000	[a]	18,800,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation Issue)
(LOC; JPMorgan Chase Bank)	0.10	6/7/09	5,000,000	[a]	5,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center) (LOC; Wachovia Bank)	0.28	6/7/09	10,700,000	[a]	10,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National Bank)	0.27	6/7/09	7,485,000	[a]	7,485,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holland Christian Home
Association) (LOC; Valley
National Bank)	0.38	6/7/09	1,000,000	[a]	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.18	6/7/09	1,900,000	[a]	1,900,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.18	6/7/09	650,000	[a]	650,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.18	6/7/09	1,625,000	[a]	1,625,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.18	6/7/09	400,000	[a]	400,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (LOC; JPMorgan
Chase Bank)	0.07	6/7/09	12,000,000	[a]	12,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Somerset Medical Center
Issue) (LOC; TD Bank)	0.25	6/7/09	3,100,000	[a]	3,100,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital, Inc.)
(LOC; Wachovia Bank)	0.39	6/7/09	5,200,000	[a]	5,200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Community Hospital Group,
Inc.) (LOC; Wachovia Bank)	0.28	6/7/09	17,240,000	[a]	17,240,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Community Hospital Group,
Inc.) (LOC; Wachovia Bank)	0.30	6/7/09	500,000	[a]	500,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	0.25	6/7/09	7,000,000	[a]	7,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.10	6/1/09	11,400,000	[a]	11,400,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)
(LOC; TD Bank)	0.25	6/7/09	2,000,000	[a]	2,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Christian Health
Care Center Issue) (LOC;
Valley National Bank)	0.30	6/7/09	4,530,000	[a]	4,530,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Underwood-Memorial
Hospital Issue) (LOC; UBS AG)	0.31	6/7/09	13,190,000	[a]	13,190,000
New Jersey Housing and Mortgage
Finance Agency, MFHR (LOC;
Dexia Credit Locale)	1.75	6/7/09	1,990,000	[a]	1,990,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	2.05	6/7/09	10,625,000	[a]	10,625,000
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.50	9/15/09	8,000,000		8,099,227
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	6/15/09	1,000,000		1,001,304
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.13	6/15/09	175,000	[c]	175,199
New Jersey Transportation Trust
Fund Authority, Grant
Anticipation Bonds	5.00	6/15/09	4,000,000		4,004,302
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.50	6/7/09	30,900,000	[a]	30,900,000
New Jersey Turnpike
Authority, Turnpike
Revenue (Insured; FSA
and Liquidity Facility;
Dexia Credit Locale)	1.50	6/7/09	19,500,000	[a]	19,500,000
Newark,
GO Notes, Refunding	2.50	10/1/09	3,535,000		3,546,519
Parsippany-Troy Hill Township,
GO Notes, Refunding	3.00	12/1/09	250,000		252,788

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Port Authority of New York and New
Jersey (Consolidated Bonds,
122nd Series)	5.25	7/15/09	7,000,000		7,024,937
Port Authority of New York and New
Jersey (Consolidated Bonds,
133rd Series) (Insured; FSA)	2.50	7/15/09	380,000		380,225
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale)	2.53	6/7/09	4,980,000	[a,b]	4,980,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.45	6/7/09	1,660,000	[a,b]	1,660,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.10	6/2/09	15,000,000		15,000,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.10	6/4/09	2,000,000		2,000,000
Port Authority of New York and New
Jersey, Equipment Notes	0.45	6/7/09	1,255,000	[a]	1,255,000
Port Authority of New York and New
Jersey, Equipment Notes	0.45	6/7/09	5,800,000	[a]	5,800,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (LOC; Bayerische
Landesbank)	0.40	6/1/09	10,600,000	[a]	10,600,000
Princeton Borough,
GO Notes, BAN	2.50	6/12/09	4,297,000		4,297,890

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Puttable Floating Option Tax
Exempt Receipts (New Jersey
Economic Development
Authority, Assisted Living
Facility Revenue (Meridian
Assisted Living at Bridgewater
Project)) (LOC; Merrill Lynch
Capital Services and Liquidity
Facility; Merrill Lynch
Capital Services)	1.52	6/7/09	14,150,000	[a,b]	14,150,000
Rutherford,
GO Notes, BAN	1.50	6/30/09	7,000,000		7,002,741
South Orange Village Township,
BAN	2.50	9/11/09	3,695,373		3,699,919
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/09	895,000		895,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.)	0.82	6/7/09	32,400,000	[a,b]	32,400,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	0.82	6/7/09	5,115,000	[a,b]	5,115,000
Wayne Township,
GO Notes, BAN	2.50	9/18/09	3,000,000		3,002,625

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Westfield,
GO Notes, BAN	1.50	7/17/09	2,000,000		2,000,623
U.S. Related—2.4%
Eagle Tax-Exempt Trust
(Puerto Rico Sales Tax
Financing Corporation, Sales
Tax Revenue, BAN) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.64	6/7/09	8,000,000	[a,b]	8,000,000
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Environmental Control Facilities
Revenue (Bristol-Myers
Squibb Company Project)	0.44	6/7/09	6,300,000	[a]	6,300,000

Total Investments (cost $586,191,943)			99.7%		586,191,943

Cash and Receivables (Net)			.3%		1,533,501

Net Assets			100.0%		587,725,444

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $81,350,000 or 13.8% of net assets.
c This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	77.0
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	7.9
Not Rated[e]		Not Rated[e]		Not Rated[e]	15.1
					100.0

†	Based on total investments.
d	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	586,191,943	586,191,943
Interest receivable		2,054,009
Prepaid expenses		78,390
		588,324,342
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		279,868
Cash overdraft due to Custodian		216,033
Payable for shares of Common Stock redeemed		75,038
Accrued expenses		27,959
		598,898
Net Assets ($)		587,725,444
Composition of Net Assets ($):
Paid-in capital		587,707,206
Accumulated net realized gain (loss) on investments		18,238
Net Assets ($)		587,725,444
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		587,803,873
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	3,021,166
Expenses:
Management fee—Note 2(a)	1,334,025
Shareholder servicing costs—Note 2(b)	149,665
Treasury insurance expense—Note 1(e)	110,840
Professional fees	42,027
Custodian fees—Note 2(b)	28,228
Directors’ fees and expenses—Note 2(c)	24,866
Registration fees	9,973
Prospectus and shareholders’ reports	9,848
Miscellaneous	15,228
Total Expenses	1,724,700
Less—reduction in fees due to earnings credits—Note 1(b)	(36,274)
Net Expenses	1,688,426
Investment Income—Net, representing net increase
in net assets resulting from operations	1,332,740

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008
Operations ($):
Investment income—net	1,332,740	10,988,478
Net realized gain (loss) on investments	—	18,238
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,332,740	11,006,716
Dividends to Shareholders from ($):
Investment income—net	(1,332,740)	(11,089,133)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	586,093,422	1,222,479,994
Dividends reinvested	1,104,016	9,160,392
Cost of shares redeemed	(496,558,147)	(1,211,386,455)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	90,639,291	20,253,931
Total Increase (Decrease) in Net Assets	90,639,291	20,171,514
Net Assets ($):
Beginning of Period	497,086,153	476,914,639
End of Period	587,725,444	497,086,153

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

					Ten Months
Six Months Ended					Ended	Year Ended
May 31, 2009		Year Ended November 30,			November 30,	January 31,
(Unaudited)		2008	2007	2006	2005[a]	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.021	.031	.027	.015	.006	.005
Distributions:
Dividends from
investment
income—net	(.003)	(.021)	(.031)	(.027)	(.015)	(.006)	(.005)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.52[b]	2.13	3.11	2.76	1.79[b]	.64	.46
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.65[b]	.60	.62	.64	.65[b]	.65	.64
Ratio of net expenses
to average net assets	.63[b]	.59	.61	.64	.65[b]	.65[c]	.64
Ratio of net investment
income to average
net assets	.50[b]	2.05	3.07	2.73	1.79[b]	.63	.46
Net Assets,
end of period
($ x 1,000)	587,725	497,086	476,915	374,567	372,699	342,316 372,384

a	The fund has changed its fiscal year end from January 31 to November 30.
b	Annualized.
c	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	586,191,943
Level 3—Significant Unobservable Inputs	—
Total	586,191,943

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not

Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was as follows: tax exempt income $10,988,478, ordinary income $96,712 and long-term capital gains $3,943.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminate at any time. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, the fund was charged $74,860 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $39,839 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $4,127 pursuant to the cash management agreement. These fees were offset by earnings credit pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $28,228 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $241,302, custodian fees $24,216, chief compliance officer fees $1,150 and transfer agency per account fees $13,200.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6